Current Receivables - Disclosure of Current Receivables (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of trade and other receivables [line items]
GST receivable	$ 267,703	$ 170,926
Accounts receivable and R&D grants receivable	4,926,423	3,261,068
Current receivables	$ 5,194,126	$ 3,431,994